SCHEDULE OF BANK LOANS (Details) (Parenthetical) - Secured Floating Rate Bank Loans [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Singapore Interbank Offered Rate SIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%	1.25%
Singapore Interbank Offered Rate SIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.50%	1.50%
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%	1.25%